Derivatives and Hedging Instruments - Fair Value of Embedded Derivatives (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Embedded Derivative [Line Items]
Total embedded derivative instruments	$ (22,324,263)	$ (17,539,216)
Guaranteed Minimum Withdrawal Benefit
Embedded Derivative [Line Items]
Total embedded derivative instruments	(2,004,918)	(2,156,234)
Guaranteed Minimum Accumulation Benefit
Embedded Derivative [Line Items]
Total embedded derivative instruments	(181,348)	(243,363)
MVLO
Embedded Derivative [Line Items]
Total embedded derivative instruments	(20,137,427)	(15,141,482)
Other Embedded Derivative Financial Instruments
Embedded Derivative [Line Items]
Total embedded derivative instruments	$ (570)	$ 1,863